Summary of Significant Accounting Policies (Details) - Schedule of subsidiaries		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Santander Corredora de Seguros Limitada [Member]
Summary of Significant Accounting Policies (Details) - Schedule of subsidiaries [Line Items]
Name of the Subsidiary				Santander Corredora de Seguros Limitada
Main Activity				Insurance brokerage
Country				Santiago, Chile
Direct interest Owned		99.75%	99.75%	99.75%
Indirect interest Owned		0.01%	0.01%	0.01%
Total interest Owned		99.76%	99.76%	99.76%
Santander Corredores de Bolsa Limitada [Member]
Summary of Significant Accounting Policies (Details) - Schedule of subsidiaries [Line Items]
Name of the Subsidiary				Santander Corredores de Bolsa Limitada
Main Activity				Financial instruments brokerage
Country				Santiago, Chile
Direct interest Owned		50.59%	50.59%	50.59%
Indirect interest Owned		0.41%	0.41%	0.41%
Total interest Owned		51.00%	51.00%	51.00%
Santander Asesorias Financieras Limitada [Member]
Summary of Significant Accounting Policies (Details) - Schedule of subsidiaries [Line Items]
Name of the Subsidiary	[1]			Santander Asesorias Financieras Limitada (1)
Main Activity	[1]			Securities brokerage
Country	[1]			Santiago, Chile
Direct interest Owned	[1]	99.03%	99.03%	99.03%
Indirect interest Owned	[1]
Total interest Owned	[1]	99.03%	99.03%	99.03%
Santander S.A. Sociedad Securitizadora [Member]
Summary of Significant Accounting Policies (Details) - Schedule of subsidiaries [Line Items]
Name of the Subsidiary				Santander S.A. Sociedad Securitizadora
Main Activity				Purchase of credits and issuance of debt instruments
Country				Santiago, Chile
Direct interest Owned		99.64%	99.64%	99.64%
Indirect interest Owned
Total interest Owned		99.64%	99.64%	99.64%
Klare Corredora de Seguros S.A. [Member]
Summary of Significant Accounting Policies (Details) - Schedule of subsidiaries [Line Items]
Name of the Subsidiary	[2]			Klare Corredora de Seguros S.A. (2)
Main Activity	[2]			Insurance brokerage
Country	[2]			Santiago, Chile
Direct interest Owned	[2]	50.10%	50.10%
Indirect interest Owned	[2]
Total interest Owned	[2]	50.10%	50.10%
Santander Consumer Chile S.A. [Member]
Summary of Significant Accounting Policies (Details) - Schedule of subsidiaries [Line Items]
Name of the Subsidiary	[3]			Santander Consumer Chile S.A. (3)
Main Activity	[3]			Financing
Country	[3]			Santiago, Chile
Direct interest Owned	[3]	51.00%	51.00%
Indirect interest Owned	[3]
Total interest Owned	[3]	51.00%	51.00%
Sociedad operadora de Tarjetas de Pago Santander Getnet Chile S.A. [Member]
Summary of Significant Accounting Policies (Details) - Schedule of subsidiaries [Line Items]
Name of the Subsidiary	[4]			Sociedad operadora de Tarjetas de Pago Santander Getnet Chile S.A. (4)
Main Activity	[4]			Card operator
Country	[4]			Santiago, Chile
Direct interest Owned	[4]	99.99%
Indirect interest Owned	[4]	0.01%
Total interest Owned	[4]	100.00%

[1]	On December 18, 2019, Santander Agente de Valores Limitada changes its business name and the company’s object, to Santander Asesorías Financieras Limitada, and offering financial advice.
[2]	On October 19, 2019 Klare Corredora de Seguros S.A. was created as a digital insurance brokerage and supporting banking business company and thus subject to banking regulations. The Banks owns the 50,10% of the company’s capital share.
[3]	On November 15, 2019, Financial Market Commission (FMC) authorized Banco Santander to acquire the 51% of the Santander Consumer Chile S.A. capital share from SK Berge (49%) and Banco Santander S.A. (2%). The sale was completed on November 27, 2019.
[4]	On July 6, 2020, the registration of a new subsidiary and business support company named “Sociedad Operadora de Tarjeta de Pago Santander Getnet Chile S.A” was made.